Inventories - Additional Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Classes of current inventories [abstract]
Operating costs related to inventories	$ 52,856		$ 53,814	$ 49,544
Valuation loss on inventories recognized as operating costs	60	$ 2	23	$ 34
Inventory to be realized from the sale after more than twelve months	$ 2,158		$ 2,115